Contract Balances	12 Months Ended
Dec. 31, 2019
Contract Balances
Contract Balances

9. Contract Balances

The following table provides information about receivables, contract assets, and contracts liabilities with customers:

	As of December 31,
	2018	2019
	RMB	RMB
Trade receivables	10,473	26,110
Contract assets	—	—
Contract liabilities	116,967	93,725

As of December 31, 2018 and 2019, there were no contract assets recorded in the Group’s consolidated balance sheet. Trade receivables are recorded when the right to consideration becomes unconditional.

Contract liabilities relate to the payments received for information service in advance of performance under the contract. As of December 31, 2018 and 2019, contract liabilities were RMB116,967 and RMB93,725, respectively. The Group’s information service is provided in a relatively short period, as such the contract liabilities are generally recognized as revenue within three months.

Revenue recognized that was included in the contract liability balance at the beginning of the years ended December 31, 2017, 2018 and 2019 is RMB4,636, RMB46,008 and RMB116,967, respectively.

As of December 31, 2018 and 2019, the Group does not have unsatisfied performance obligations with the related contract of duration over one year.